Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 10 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

	December 31,
	2023	2022
a. Accrued liabilities and other payables:
Employees and institutions for employees	$1,052	$944
Provisions for vacation	490	446
Royalties and Other	105	53
	$1,647	$1,443

Statements of operations:

b.	Revenues

1)	Disaggregated revenues

	Year ended December 31,
	2023	2022	2021
Revenues from licensing agreement (see Note 2(p))	$10,000	$-	$14,000
Revenues from the sales of goods	959	299	1,595
Revenues from the rendering of services	-	-	46
Total revenues	$10,959	$299	$15,641

2)	Revenues by geographical area (based on the location of customers):

	Year ended December 31,
	2023	2022	2021
United states	$10,839	$16	$14,951
Canada	87	158	57
Europe and Other	28	104	633
Israel	5	21	-
Total revenues	$10,959	$299	$15,641

3)	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended December 31,
	2023	2022	2021
Customer A	$10,743	$9	$14,770
Customer B	$-	$101	*)
Customer C	$79	$158	*)
Customer D	$-	$-	$169

*)	Less than 10%.

4)	The changes in deferred revenues relating to goods that were not yet delivered are as follows:

	2023	2022	2021
Balance at beginning of year	$-	$(32)	$(207)
Contract liability recognized during the period	-	-	(32)
Revenue recognized during the period	-	32	207

Balance at end of year	$-	$-	$(32)
Contract liability presented in current liabilities	$-	$-	$(32)
Contract liability presented in non-current liabilities	$-	$-	$-

c.	Long-lived assets

All of the Company’s operating Right-of-use lease assets and long-lived assets are located in Israel.

d.	Financial income (expenses), net

	Year ended December 31,
	2023	2022	2021
Exchange rate differences	$(285)	$(115)	$(38)
Bank and other fees	(10)	(10)	(30)
Remeasurement of financial instruments	-	-	28
Other financing expenses	-	(24)	(7)
Interest on bank deposits	788	321	219
Financial income, net	$493	$172	$172